Shareholder Report, Holdings (Details) - C000007401 [Member]	Jun. 30, 2025
Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1],[2]
Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1],[2]
iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1],[2]
IonQ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1],[2]
HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1],[2]
Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1],[2]
Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1],[2]
Blueprint Medicines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1],[2]
AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1],[2]
Hims And Hers Health Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1],[2]
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[3]
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[3]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[3]
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[3]
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3],[4]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[3]
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[3]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[3]
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)	[3]
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[3]

[1]	Excludes short-term securities.
[2]	Excludes underlying investments in equity swaps.
[3]	For purposes of this report, sector sub-classifications may differ from those utilized by the Series for compliance purposes.
[4]	Ten largest sectors are presented. Additional sectors are found in Other.